Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5–RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of its inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased was $497,703 and $602,265 for the nine months ended September 30, 2015 and 2014, respectively. The Company’s majority shareholder and chief executive officer owns a company in Tokyo, Japan, which had an oral agreement with the Company to sell its inventory through an online retailer for a 5% - 10% commission. The Company ceased such related party commission sales in 2012. In 2013, the Company sold $37,431 in products to this related party company. The Company also sells inventory acquired from the Russian affiliate through an online retailer. The Company owes the Russian affiliate $115,815 of which $10,875 and $0 is for inventory purchases and such amount is included in related party payables in the accompanying balance sheet at September 30, 2015 and 2014, respectively.

For the nine months ended September 30, 2015 and 2014, the Company’s revenue from its related party is $0 and $0, respectively.

NOTE 5–RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of it inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased was $760,305 for 2014 and $420,823 for 2013. The Company’s majority shareholder and chief executive officer owns a company in Tokyo, Japan, which had an oral agreement with the Company to sell its inventory through an online retailer for a 5% - 10% commission. The Company ceased such related party commission sales in 2012. In 2013, the Company sold $37,431 in products to this related party company. The Company also sells inventory acquired from the Russian affiliate through an online retailer. The Company owes the Russian affiliate $166,875 of which $10,875 is for inventory purchases and such amount is included in related party payables in the accompanying balance sheet at December 31, 2014 and 2013, respectively.

For the year ended December 31, 2014 and 2013, the Company’s revenue from its related party is $0 and $37,431, respectively.